Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (6,886)	$ (5,815)
Lease liability	(2,587)	(954)
Cash and cash equivalents	1,552	699	$ 775	$ 1,039
Net financial obligations	(5,357)	(5,174)
Restricted cash	50	57
Trade payables (excluding accruals)	(163)	(29)
Trade receivables	527	390
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings face amount	600				$ 600
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(6,937)	(5,869)
Lease liability	(2,587)	(954)
Cash and cash equivalents	1,552	699
Derivative financial instruments	(23)	(59)
Net financial obligations	(7,943)	(6,128)
Restricted cash	50
Future interest commitments related to debt and financing	(1,779)	(2,326)
Future interest commitments related to leases	(1,134)	(463)
Trade payables (excluding accruals)	(1,418)	(467)
Other financial liabilities (including accruals)	(1,709)	(1,219)
Trade receivables	527	390
Other financial assets	341	242
Total	$ (13,067)	$ (9,971)
Liquidity risk | Commercial Banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	24.00%	20.00%
Liquidity risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	48.00%	66.00%
Liquidity risk | Finance lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	27.00%	14.00%
Liquidity risk | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 52	$ 54
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(330)	(283)
Lease liability	(293)	(156)
Cash and cash equivalents	1,552	699
Derivative financial instruments	(9)	0
Net financial obligations	921	262
Restricted cash	50
Future interest commitments related to debt and financing	(448)	(352)
Future interest commitments related to leases	(177)	(90)
Trade payables (excluding accruals)	(839)	(467)
Other financial liabilities (including accruals)	(1,380)	(1,219)
Trade receivables	527	390
Other financial assets	218	171
Total	(1,128)	(1,305)
Liquidity risk | Less than 1 year | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	1	1
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,800)	(2,757)
Lease liability	(893)	(445)
Cash and cash equivalents	0	0
Derivative financial instruments	(14)	(59)
Net financial obligations	(4,691)	(3,245)
Restricted cash	0
Future interest commitments related to debt and financing	(1,244)	(1,830)
Future interest commitments related to leases	(526)	(253)
Trade payables (excluding accruals)	(579)	0
Other financial liabilities (including accruals)	(329)	0
Trade receivables	0	0
Other financial assets	123	71
Total	(7,246)	(5,257)
Liquidity risk | 1 to 5 years | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	16	16
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,808)	(2,829)
Lease liability	(1,400)	(352)
Cash and cash equivalents	0	0
Derivative financial instruments	0	0
Net financial obligations	(4,173)	(3,145)
Restricted cash	0
Future interest commitments related to debt and financing	(88)	(144)
Future interest commitments related to leases	(432)	(121)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Trade receivables	0	0
Other financial assets	0	0
Total	(4,693)	(3,410)
Liquidity risk | Greater than 5 years | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 35	$ 36